UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
CONSUMER DISCRETIONARY — 14.7%
Advance Auto Parts	9,075	$1,442,925
AMC Networks, Cl A*	34,500	2,301,150
Comcast, Cl A	53,300	2,832,628
Garmin	53,100	2,780,316
Home Depot	28,000	2,923,760
Target	37,900	2,789,819
Time Warner	34,200	2,665,206
Viacom, Cl B	39,100	2,518,822

		20,254,626

CONSUMER STAPLES — 8.1%
Colgate-Palmolive	41,600	2,808,832
General Mills	43,800	2,298,624
JM Smucker	15,000	1,547,250
McCormick	41,500	2,962,685
PepsiCo	15,600	1,462,968

		11,080,359

ENERGY — 7.9%
Chevron	26,400	2,706,792
EOG Resources	30,900	2,751,027
EQT	14,800	1,101,712
Exxon Mobil	31,500	2,753,730
Occidental Petroleum	19,900	1,592,000

		10,905,261

FINANCIAL SERVICES — 21.0%
American International Group	51,400	2,511,918
Bank of America	247,900	3,755,685
Capital One Financial	37,600	2,752,696
CIT Group	45,900	2,011,338
Hartford Financial Services Group	73,400	2,855,260
Invesco	74,700	2,743,731
JPMorgan Chase	88,400	4,807,192
Simon Property Group	13,600	2,701,776
Wells Fargo	93,500	4,854,520

		28,994,116

HEALTH CARE — 13.6%
Abbott Laboratories	63,100	2,824,356
Aetna	33,000	3,030,060
Becton Dickinson	21,600	2,982,528
Cigna	29,600	3,162,168
Express Scripts Holding*	33,600	2,711,856
Johnson & Johnson	40,200	4,025,628

		18,736,596

PRODUCER DURABLES — 15.0%
Boeing	22,400	3,256,288

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES (continued)
FedEx	12,400	$2,096,964
Honeywell International	27,800	2,717,728
MSC Industrial Direct, Cl A	19,500	1,463,865
Raytheon	28,300	2,831,415
Union Pacific	25,100	2,941,971
United Technologies	23,900	2,743,242
WESCO International*	39,100	2,610,316

		20,661,789

TECHNOLOGY — 11.4%
Amdocs	93,800	4,519,284
Apple	25,400	2,975,864
ARRIS Group*	78,200	2,050,404
eBay*	55,500	2,941,500
Skyworks Solutions	39,300	3,263,865

		15,750,917

UTILITIES — 6.5%
Nextera Energy	27,600	3,015,024
Verizon Communications	61,600	2,815,736
Wisconsin Energy	56,000	3,123,120

		8,953,880

Total Common Stock (Cost $98,975,080)		135,337,544

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $3,334,518)	3,334,518	3,334,518

Total Investments — 100.6% (Cost $102,309,598)†		$138,672,062

Percentages are based upon Net Assets of $137,839,907.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $102,309,598, and the unrealized appreciation and depreciation were $37,903,418 and ($1,540,954), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-1700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
CONSUMER DISCRETIONARY — 11.8%
AMC Networks, Cl A*	201,200	$13,420,040
Dick’s Sporting Goods	162,400	8,387,960
KLX*	188,345	7,403,842
Life Time Fitness*	96,967	5,301,186
Meredith	148,830	7,748,090
Rent-A-Center, Cl A	238,230	8,166,524
Woodward	219,383	9,786,676

		60,214,318

CONSUMER STAPLES — 5.3%
Darling Ingredients*	431,339	7,324,136
Dean Foods	533,000	9,657,960
Energizer Holdings	81,186	10,392,620

		27,374,716

ENERGY — 3.6%
Bonanza Creek Energy*	121,115	3,158,679
PDC Energy*	132,814	6,101,475
RSP Permian*	348,872	9,349,770

		18,609,924

FINANCIAL SERVICES — 20.2%
BankUnited	334,590	9,254,760
Broadridge Financial Solutions	225,869	10,839,453
Cardtronics*	353,457	11,879,690
Comerica	122,100	5,067,150
East West Bancorp	161,696	5,850,161
Equifax	144,610	12,213,760
First Financial Bancorp	498,610	8,237,037
Jack Henry & Associates	16,313	1,001,129
Memorial Resource Development*	284,600	5,450,090
PrivateBancorp, Cl A	397,325	12,054,841
SVB Financial Group*	99,136	11,192,454
Wintrust Financial	239,658	10,417,933

		103,458,458

HEALTH CARE — 13.4%
Conmed	120,548	5,742,907
Haemonetics*	236,994	9,384,962
Hospira*	141,698	8,987,904
Integra LifeSciences Holdings*	113,207	6,307,894
MEDNAX*	178,282	12,103,565
PerkinElmer	165,642	7,571,496
Premier, Cl A*	248,306	8,069,945
Teleflex	94,678	10,372,922

		68,541,595

MATERIALS & PROCESSING — 10.8%
Albemarle	135,910	6,558,996
Apogee Enterprises	173,266	7,495,487
Beacon Roofing Supply*	270,444	6,406,818
Boise Cascade*	266,238	10,766,665

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING (continued)
FMC	86,800	$4,991,000
MeadWestvaco	126,747	6,372,839
Rock-Tenn, Cl A	81,400	5,282,860
Timken	33,591	1,276,794
Trex*	147,320	6,265,520

		55,416,979

PRODUCER DURABLES — 11.4%
BE Aerospace*	107,226	6,254,493
Herman Miller	223,106	6,481,229
Joy Global	175,879	7,376,365
Landstar System	69,101	4,427,992
Manpower	80,899	5,895,919
Rush Enterprises, Cl A*	79,784	2,233,952
Trimble Navigation*	359,172	8,562,660
TrueBlue*	283,472	6,253,392
Watts Water Technologies, Cl A	184,818	10,835,880

		58,321,882

REAL ESTATE INVESTMENT TRUST — 6.0%
Alexandria Real Estate Equities	111,278	10,851,830
Inland Real Estate	521,812	5,938,221
Potlatch	206,800	8,243,048
STAG Industrial	215,000	5,633,000

		30,666,099

TECHNOLOGY — 14.5%
Amdocs	283,639	13,665,727
ARRIS Group*	370,644	9,718,286
AVG Technologies*	602,329	11,914,068
IAC	183,000	11,153,850
j2 Global	242,449	13,926,270
ON Semiconductor*	909,166	9,100,752
Vishay Intertechnology	366,321	4,989,292

		74,468,245

UTILITIES — 2.2%
Questar	426,466	11,066,793

Total Common Stock (Cost $429,620,452)		508,139,009

SHORT-TERM INVESTMENT — 0.6%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $3,061,294)	3,061,294	3,061,294

Total Investments— 99.8% (Cost $432,681,746) †		$511,200,303

Percentages are based upon Net Assets of $512,469,531.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2015 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $432,681,746, and the unrealized appreciation and depreciation were $93,666,348 and $(15,147,791), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-1700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
CONSUMER DISCRETIONARY — 19.8%
AMC Networks, Cl A*	44,100	$2,941,470
BorgWarner	52,600	2,840,926
Dick’s Sporting Goods	36,200	1,869,730
Garmin	52,800	2,764,608
H&R Block	34,300	1,175,804
KLX*	42,050	1,652,986
Life Time Fitness*	21,400	1,169,938
Meredith	33,001	1,718,032
Mohawk Industries*	18,100	2,987,224
Rent-A-Center, Cl A	52,300	1,792,844
Woodward	47,900	2,136,819

		23,050,381

CONSUMER STAPLES — 5.6%
Darling Ingredients*	96,700	1,641,966
Dr. Pepper Snapple Group	16,700	1,290,409
Energizer Holdings	10,100	1,292,901
JM Smucker	22,500	2,320,875

		6,546,151

ENERGY — 4.2%
Bonanza Creek Energy*	31,600	824,128
CONSOL Energy	40,500	1,172,475
PDC Energy*	30,900	1,419,546
RSP Permian*	56,600	1,516,880

		4,933,029

FINANCIAL SERVICES — 16.2%
BankUnited	73,600	2,035,776
Broadridge Financial Solutions	56,300	2,701,837
Comerica	22,300	925,450
East West Bancorp	33,400	1,208,412
Equifax	37,800	3,192,588
Hartford Financial Services Group	65,300	2,540,170
Jack Henry & Associates	5,300	325,261
Memorial Resource Development*	64,400	1,233,260
PrivateBancorp, Cl A	40,399	1,225,706
SVB Financial Group*	21,400	2,416,060
Wintrust Financial	25,700	1,117,179

		18,921,699

HEALTH CARE — 12.4%
Haemonetics*	45,700	1,809,720
Hospira*	49,500	3,139,785
MEDNAX*	42,500	2,885,325
PerkinElmer	37,500	1,714,125
Premier, Cl A*	71,400	2,320,500
Teleflex	23,000	2,519,880

		14,389,335

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 1.5%
NetApp	45,000	$1,701,000

MATERIALS & PROCESSING — 4.8%
Albemarle	30,773	1,485,095
FMC	20,200	1,161,500
MeadWestvaco	28,176	1,416,689
Rock-Tenn, Cl A	18,400	1,194,160
Timken	7,900	300,279

		5,557,723

PRODUCER DURABLES — 10.3%
BE Aerospace*	30,500	1,779,065
Hubbell, Cl B	9,200	975,568
Joy Global	43,400	1,820,196
Landstar System	16,900	1,082,952
Manpower	17,600	1,282,688
Textron	48,400	2,059,904
Trimble Navigation*	81,300	1,938,192
Watts Water Technologies, Cl A	18,200	1,067,066

		12,005,631

REAL ESTATE INVESTMENT TRUST — 3.2%
Alexandria Real Estate Equities	23,500	2,291,720
Potlatch	17,100	681,606
PS Business Parks	9,100	765,401

		3,738,727

TECHNOLOGY — 14.9%
Altera	67,100	2,209,267
Amdocs	49,500	2,384,910
ARRIS Group*	85,600	2,244,432
Avnet	26,700	1,111,254
IAC	44,300	2,700,085
j2 Global	47,000	2,699,680
ON Semiconductor*	285,700	2,859,857
Vishay Intertechnology	86,200	1,174,044

		17,383,529

UTILITIES — 3.1%
Questar	78,600	2,039,670
Wisconsin Energy	27,200	1,516,944

		3,556,614

Total Common Stock (Cost $103,297,059)		111,783,819

SHORT-TERM INVESTMENT — 3.4%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $3,970,560)	3,970,560	3,970,560

Total Investments— 99.4% (Cost $107,267,619) †		$115,754,379

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2015 (Unaudited)

Percentages are based upon Net Assets of $116,422,349.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $107,267,619, and the unrealized appreciation and depreciation were $13,239,200 and $(4,752,440), respectively.

As of January 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
CONSUMER DISCRETIONARY — 10.8%
Hibbett Sports*	21,400	$1,006,656
Knoll	79,950	1,638,175
Lithia Motors, Cl A	24,900	2,109,030
Marcus	110,853	2,090,688
Meredith	21,080	1,097,425
Rent-A-Center, Cl A	34,222	1,173,130
Thor Industries	19,389	1,092,570
Wolverine World Wide	37,673	1,060,495

		11,268,169

CONSUMER STAPLES — 1.9%
J&J Snack Foods	20,717	2,032,752

ENERGY — 7.6%
Bonanza Creek Energy*	41,041	1,070,349
Cone Midstream Partners LP (A)	52,600	1,097,762
Contango Oil & Gas*	35,230	1,059,366
Matrix Service*	51,791	994,387
RSP Permian*	37,865	1,014,782
Synergy Resources*	150,606	1,841,912
World Point Terminals LP (A)	42,782	855,640

		7,934,198

FINANCIAL SERVICES — 20.6%
AMERISAFE	23,763	967,154
BancFirst	17,100	985,986
Chemical Financial	76,150	2,159,614
Columbia Banking System	85,200	2,166,636
Employers Holdings	94,921	1,974,357
First Financial Bancorp	80,900	1,336,468
Heartland Payment Systems	38,971	1,939,587
LegacyTexas Financial Group	53,300	1,056,406
Opus Bank	44,946	1,173,091
Pacific Continental	79,313	1,002,516
PrivateBancorp, Cl A	66,750	2,025,195
Safety Insurance Group	16,696	1,034,317
WesBanco	62,200	1,877,196
Wintrust Financial	43,945	1,910,289

		21,608,812

HEALTH CARE — 5.9%
Conmed	23,300	1,110,012
Haemonetics*	21,000	831,600
Integra LifeSciences Holdings*	19,317	1,076,343
Merit Medical Systems*	67,800	1,039,374
Omnicell*	66,300	2,110,329

		6,167,658

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — 11.3%
A Schulman	64,585	$2,250,787
Apogee Enterprises	41,800	1,808,268
Beacon Roofing Supply*	45,352	1,074,389
Boise Cascade*	55,800	2,256,552
Continental Building Products*	69,700	1,166,778
Trex*	50,135	2,132,242
US Silica Holdings	43,990	1,108,548

		11,797,564

PRODUCER DURABLES — 18.8%
Alamo Group	24,252	1,092,552
Gorman-Rupp	70,247	2,002,742
Heartland Express	80,700	2,073,183
Herman Miller	38,700	1,124,235
Kaman	52,901	2,011,296
Kelly Services, Cl A	131,472	2,221,877
Littelfuse	21,813	2,153,816
Primoris Services	49,300	925,854
Roadrunner Transportation Systems*	101,712	2,066,788
Rush Enterprises, Cl A*	74,873	2,096,444
TAL International Group	48,500	1,971,525

		19,740,312

REAL ESTATE INVESTMENT TRUST — 10.5%
CyrusOne	72,400	2,030,820
Inland Real Estate	93,242	1,061,094
Potlatch	47,600	1,897,336
PS Business Parks	22,533	1,895,251
STAG Industrial	79,803	2,090,839
Summit Hotel Properties	156,953	2,012,137

		10,987,477

TECHNOLOGY — 7.4%
AVG Technologies*	95,200	1,883,056
DTS*	67,781	1,878,889
j2 Global	33,900	1,947,216
Semtech*	78,783	2,005,815

		7,714,976

UTILITIES — 4.0%
ALLETE	37,200	2,107,380
NorthWestern	36,700	2,119,792

		4,227,172

Total Common Stock (Cost $89,868,508)		103,479,090

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 1.0%
	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $1,003,322)	1,003,322	$1,003,322

Total Investments— 99.8% (Cost $90,871,830) †		$104,482,412

Percentages are based upon Net Assets of $104,681,743.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At January 31, 2015, these securities amounted to $1,953,402 or 1.9% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

LP — Limited Partnership

†	At January 31, 2015 the tax basis cost of the Fund’s investments was $90,871,830, and the unrealized appreciation and depreciation were $17,388,118 and $(3,777,536), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-1700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.0%
	Shares	Value
CONSUMER DISCRETIONARY — 3.5%
Comcast, Cl A	1,133,900	$60,261,116
Time Warner	393,800	30,688,834

		90,949,950

CONSUMER STAPLES — 4.4%
General Mills	981,198	51,493,271
PepsiCo	649,000	60,863,220

		112,356,491

ENERGY — 13.5%
Access Midstream Partners LP (A)	600,555	31,078,721
Chevron	237,800	24,381,634
Crestwood Midstream Partners LP (A)	760,321	11,678,531
Energy Transfer Equity LP (A)	479,910	28,516,252
Enterprise Products Partners LP (A)	924,382	31,835,716
Exxon Mobil	277,900	24,294,018
Kinder Morgan	908,000	37,273,400
Magellan Midstream Partners LP (A)	320,634	24,855,548
Occidental Petroleum	405,663	32,453,040
Plains All American Pipeline LP (A)	505,554	25,070,423
Plains GP Holdings, Cl A (A)	864,000	22,533,120
Spectra Energy	762,000	25,481,280
Western Gas Partners LP (A)	376,377	26,560,925

		346,012,608

FINANCIAL SERVICES — 9.7%
Capital One Financial	817,700	59,863,817
Hartford Financial Services Group	796,840	30,997,076
MetLife	649,261	30,190,636
Travelers	299,000	30,743,180
US Bancorp	1,535,700	64,361,187
Wells Fargo	608,500	31,593,320

		247,749,216

HEALTH CARE — 7.1%
Abbott Laboratories	715,600	32,030,256
Becton Dickinson	406,000	56,060,480
Johnson & Johnson	624,800	62,567,472
Novartis ADR	333,721	32,504,425

		183,162,633

MATERIALS & PROCESSING — 1.2%
EI Du Pont de Nemours	425,500	30,299,855

PRODUCER DURABLES — 6.2%
Boeing	241,035	35,039,258
General Electric	2,653,500	63,392,115
Honeywell International	319,700	31,253,872
Raytheon	298,143	29,829,207

		159,514,452

COMMON STOCK — continued
	Shares/Face Amount	Value
REAL ESTATE INVESTMENT TRUST — 4.9%
Alexandria Real Estate Equities	569,924	$55,578,989
Boston Properties	333,800	46,331,440
PS Business Parks	283,364	23,833,746

		125,744,175

TECHNOLOGY — 2.1%
Microsoft	682,100	27,556,840
QUALCOMM	436,600	27,270,036

		54,826,876

UTILITIES — 4.4%
AT&T	1,491,300	49,093,596
Nextera Energy	290,500	31,734,220
Southern	643,800	32,653,536

		113,481,352

Total Common Stock (Cost $1,235,666,389)		1,464,097,608

PREFERRED STOCK — 9.4%
FINANCIAL SERVICES — 8.4%
Bank of America, Ser D, 6.204%	1,102,112	27,993,645
Bank of America, Ser 5, 4.000% (B)	1,018,106	20,494,474
BB&T, Ser D, 5.850%	988,204	25,495,663
JPMorgan Chase, 5.500%	2,624,499	64,588,920
PNC Financial Services Group, Ser Q, 5.375%	793,996	19,857,840
US Bancorp, 3.500% (B)	1,154,098	25,447,861
Wells Fargo, 5.850% (B)	1,247,720	32,191,176

		216,069,579

REAL ESTATE INVESTMENT TRUST — 1.0%
Public Storage, 5.900%	951,434	24,480,397

Total Preferred Stock (Cost $232,577,010)		240,549,976

CORPORATE OBLIGATIONS — 6.6%
ENERGY — 1.3%
Anadarko Petroleum
5.950%, 09/15/16	$2,750,000	2,940,921
Occidental Petroleum
2.700%, 02/15/23	11,500,000	11,393,602
Total Capital
3.000%, 06/24/15	3,825,000	3,864,742
Total Capital International
2.700%, 01/25/23	13,750,000	13,834,054

		32,033,319

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — 3.1%
Bank of America MTN
5.650%, 05/01/18	$9,000,000	$10,050,579
Barclays Bank , Ser 1
5.000%, 09/22/16	4,350,000	4,636,273
Citigroup
5.900%, 12/29/49 (B)	25,000,000	24,970,000
General Electric Capital
7.125%, 12/31/49 (B)	17,500,000	20,365,625
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	6,500,000	6,874,673
Toyota Motor Credit MTN
1.750%, 05/22/17	12,000,000	12,201,300

		79,098,450

TECHNOLOGY — 2.2%
Apple
0.503%, 05/03/18 (B)	22,675,000	22,675,000
Arrow Electronics
6.000%, 04/01/20	2,500,000	2,865,960
Intel
3.300%, 10/01/21	14,000,000	15,066,520
Oracle
3.625%, 07/15/23	15,000,000	16,314,015

		56,921,495

Total Corporate Obligations (Cost $161,527,318)		168,053,264

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FHLMC
3.750%, 03/27/19	8,000,000	8,841,920
2.375%, 01/13/22	19,000,000	19,790,685
1.750%, 05/30/19	21,500,000	22,090,433

		50,723,038

FNMA
1.125%, 04/27/17	26,000,000	26,298,818
0.625%, 08/26/16	24,000,000	24,077,760

		50,376,578

Total U.S. Government Agency Obligations (Cost $98,809,528)		101,099,616

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bond 3.375%, 11/15/19 (Cost $12,882,998)	12,250,000	13,511,370

SHORT-TERM INVESTMENT — 22.0%
	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (C) (Cost $566,135,702)	566,135,716	$566,135,702

Total Investments— 99.4% (Cost $2,307,598,945) †		$2,553,447,536

Percentages are based upon Net Assets of $2,568,455,050.

(A)	Securities considered Master Limited Partnership. At January 31, 2015, these securities amounted to $202,129,236 or 7.9% of Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2015.

(C)	The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $2,307,598,945, and the unrealized appreciation and depreciation were $281,823,803 and ($35,975,212), respectively.

The following is a summary of the inputs used as of January 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,464,097,608	$—	$—	$1,464,097,608
Preferred Stock	240,549,976	—	—	240,549,976
Corporate Obligations	—	168,053,264	—	168,053,264
U.S. Government Agency Obligations	—	101,099,616	—	101,099,616
U.S. Treasury Obligation	—	13,511,370	—	13,511,370
Short-Term Investment	566,135,702	—	—	566,135,702

Total Investments in Securities	$2,270,783,286	$282,664,250	$—	$2,553,447,536

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
CONSUMER DISCRETIONARY — 16.9%
Dick’s Sporting Goods	30,700	$1,585,655
Dillard’s, Cl A	14,500	1,647,200
Foot Locker	29,550	1,572,651
H&R Block	50,600	1,734,568
Home Depot	10,300	1,075,526
Lear	17,250	1,731,038
Target	23,400	1,722,474
TJX	41,425	2,731,564

		13,800,676

CONSUMER STAPLES — 6.1%
Colgate-Palmolive	24,225	1,635,672
McCormick	35,200	2,512,928
PepsiCo	8,875	832,298

		4,980,898

ENERGY — 4.7%
Chevron	14,200	1,455,926
Exxon Mobil	17,500	1,529,850
Occidental Petroleum	10,800	864,000

		3,849,776

FINANCIAL SERVICES — 11.4%
American International Group	30,350	1,483,204
Franklin Resources	43,250	2,228,672
Invesco	43,750	1,606,938
MetLife	32,100	1,492,650
Wells Fargo	47,000	2,440,240

		9,251,704

HEALTH CARE — 13.9%
Abbott Laboratories	38,600	1,727,736
Aetna	19,700	1,808,854
Express Scripts Holding*	10,350	835,348
Gilead Sciences*	24,600	2,578,818
Johnson & Johnson	18,776	1,880,229
UnitedHealth Group	23,450	2,491,563

		11,322,548

INDUSTRIALS — 2.0%
Lockheed Martin	8,600	1,619,982

INFORMATION TECHNOLOGY — 3.5%
Computer Sciences	33,100	2,008,508
NetApp	21,300	805,140

		2,813,648

MATERIALS & PROCESSING — 1.1%
Sherwin-Williams	3,450	935,882

PRODUCER DURABLES — 14.0%
Delta Air Lines	43,900	2,076,909
General Dynamics	6,050	805,920

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES (continued)
Honeywell International	24,450	$2,390,232
Textron	20,400	868,224
Union Pacific	24,460	2,866,957
United Technologies	13,950	1,601,181
WW Grainger	3,450	813,648

		11,423,071

REAL ESTATE INVESTMENT TRUST — 2.5%
Ventas	25,100	2,003,231

TECHNOLOGY — 21.4%
Accenture, Cl A	18,550	1,558,756
Amdocs	59,211	2,852,786
Apple	31,200	3,655,392
Hewlett-Packard	59,300	2,142,509
Intel	49,900	1,648,696
Marvell Technology Group	125,000	1,936,250
Skyworks Solutions	21,800	1,810,490
TE Connectivity	27,900	1,852,281

		17,457,160

Total Common Stock (Cost $68,084,323)		79,458,576

SHORT-TERM INVESTMENT — 2.5%
Federated Prime Money Market Obligations Fund, Cl A, 0.030% (A) (Cost $2,027,695)	2,027,695	2,027,695

Total Investments — 100.0% (Cost $70,112,018) †		$81,486,271

Percentages are based upon Net Assets of $81,452,740.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $70,112,018, and the unrealized appreciation and depreciation were $12,184,153 and $(809,900), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.2%
	Face Amount	Value
CONSUMER DISCRETIONARY — 20.4%
99 Cents Only Stores
11.000%, 12/15/19	$495,000	$520,987
Academy
9.250%, 08/01/19(A)	205,000	216,275
ADT
2.250%, 07/15/17	580,000	562,890
Albea Beauty Holdings
8.375%, 11/01/19(A)	420,000	443,100
AMC Entertainment
9.750%, 12/01/20	500,000	543,750
AMC Networks
7.750%, 07/15/21	650,000	702,000
Avis Budget Car Rental
2.984%, 12/01/17(B)	815,000	810,925
Beazer Homes USA
8.125%, 06/15/16	385,000	408,100
6.625%, 04/15/18	340,000	351,050
Boyd Gaming
9.125%, 12/01/18	885,000	924,825
Cablevision Systems
8.625%, 09/15/17	718,000	798,775
CCO Holdings
7.375%, 06/01/20	275,000	294,250
7.250%, 10/30/17	515,000	535,600
7.000%, 01/15/19	750,000	778,125
Chinos Intermediate Holdings A
7.750%, 05/01/19(A)	580,000	490,100
Claire’s Stores
9.000%, 03/15/19(A)	600,000	561,000
Cumulus Media Holdings
7.750%, 05/01/19	790,000	805,800
Dana Holding
6.750%, 02/15/21	515,000	547,187
DISH DBS
7.750%, 05/31/15	300,000	305,625
4.625%, 07/15/17	750,000	765,000
Dycom Investments
7.125%, 01/15/21	375,000	390,000
Entercom Radio
10.500%, 12/01/19	450,000	493,312
FTI Consulting
6.750%, 10/01/20	350,000	367,063
Gannett
5.125%, 10/15/19	550,000	569,250
GRD Holdings III
10.750%, 06/01/19(A)	525,000	572,250
Hertz
7.500%, 10/15/18	335,000	346,725
Hot Topic
9.250%, 06/15/21(A)	400,000	433,000
Jo-Ann Stores
8.125%, 03/15/19(A)	710,000	656,750

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
K Hovnanian Enterprises
7.250%, 10/15/20(A)	$580,000	$595,950
KB Home
9.100%, 09/15/17	635,000	709,612
Kratos Defense & Security Solutions
7.000%, 05/15/19	405,000	336,150
Lennar
6.500%, 04/15/16	275,000	287,375
5.600%, 05/31/15	105,000	106,281
4.750%, 12/15/17	325,000	333,531
Live Nation Entertainment
7.000%, 09/01/20(A)	740,000	789,950
Manitowoc
8.500%, 11/01/20	461,000	499,033
MGM Resorts International
7.625%, 01/15/17	925,000	994,375
7.500%, 06/01/16	876,000	924,180
NCL
5.000%, 02/15/18	505,000	511,312
NES Rentals Holdings
7.875%, 05/01/18(A)	550,000	551,375
New Academy Finance
8.000%, 06/15/18(A)	605,000	591,387
Nexstar Broadcasting
6.875%, 11/15/20	319,000	332,159
Petco Animal Supplies
9.250%, 12/01/18(A)	425,000	443,063
Pinnacle Entertainment
8.750%, 05/15/20	650,000	682,500
7.500%, 04/15/21	700,000	728,000
Sabre
8.500%, 05/15/19(A)	603,000	645,210
Sabre Holdings
8.350%, 03/15/16	310,000	331,700
Scientific Games
8.125%, 09/15/18	500,000	420,000
Serta Simmons Holdings
8.125%, 10/01/20(A)	660,000	704,550
Service Corp International
7.000%, 06/15/17	620,000	672,700
ServiceMaster
8.000%, 02/15/20	605,000	639,788
Standard Pacific
10.750%, 09/15/16	345,000	387,694
8.375%, 05/15/18	385,000	434,326
Taylor Morrison Communities
7.750%, 04/15/20(A)	715,000	747,175
Townsquare Radio
9.000%, 04/01/19(A)	535,000	571,781
Toys R Us Property II
8.500%, 12/01/17	365,000	360,438
United Continental Holdings
6.375%, 06/01/18	370,000	394,050

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
United Rentals North America
8.375%, 09/15/20	$850,000	$906,525
Univision Communications
7.875%, 11/01/20(A)	500,000	535,000
US Airways Group
6.125%, 06/01/18	285,000	299,606
William Lyon Homes
8.500%, 11/15/20	625,000	667,188
Wynn Las Vegas
7.750%, 08/15/20	285,000	302,813

		33,630,491

CONSUMER STAPLES — 2.8%
Big Heart Pet Brands
7.625%, 02/15/19	665,000	660,012
JBS Finance II
8.250%, 01/29/18(A)	455,000	471,089
JBS USA
8.250%, 02/01/20(A)	660,000	694,241
Landry’s
9.375%, 05/01/20(A)	645,000	693,375
Rite Aid
9.250%, 03/15/20	790,000	867,025
Smithfield Foods
7.750%, 07/01/17	706,000	786,308
SUPERVALU
8.000%, 05/01/16	420,000	450,450

		4,622,500

ENERGY — 7.8%
Alta Mesa Holdings
9.625%, 10/15/18	895,000	716,000
Basic Energy Services
7.750%, 02/15/19	214,000	149,800
BreitBurn Energy Partners
8.625%, 10/15/20	625,000	442,187
Calumet Specialty Products Partners
9.625%, 08/01/20	795,000	787,050
Carrizo Oil & Gas
8.625%, 10/15/18	550,000	550,825
Chaparral Energy
9.875%, 10/01/20	295,000	174,050
8.250%, 09/01/21	275,000	159,500
Chesapeake Energy
6.500%, 08/15/17	240,000	255,600
Cloud Peak Energy
8.500%, 12/15/19	250,000	255,000
Comstock Resources
9.500%, 06/15/20	425,000	216,750
7.750%, 04/01/19	580,000	295,800
Energy XXI
9.250%, 12/15/17	380,000	209,950
Energy XXI Gulf Coast
7.750%, 06/15/19	710,000	331,925

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
EP Energy
9.375%, 05/01/20	$600,000	$604,500
EXCO Resources
7.500%, 09/15/18	690,000	439,875
Exterran Holdings
7.250%, 12/01/18	610,000	594,750
Gulfport Energy
7.750%, 11/01/20(A)	430,000	426,775
Halcon Resources
9.750%, 07/15/20	310,000	206,925
Hilcorp Energy I
8.000%, 02/15/20(A)	365,000	372,300
Kodiak Oil & Gas
8.125%, 12/01/19	682,000	693,935
Laredo Petroleum
9.500%, 02/15/19	300,000	300,000
Linn Energy
8.625%, 04/15/20	635,000	501,650
Newfield Exploration
6.875%, 02/01/20	530,000	533,975
Northern Oil and Gas
8.000%, 06/01/20	425,000	367,625
Parker Drilling
7.500%, 08/01/20	150,000	115,500
Penn Virginia
7.250%, 04/15/19	600,000	495,000
Sabine Oil & Gas
9.750%, 02/15/17	495,000	181,912
SandRidge Energy
8.750%, 01/15/20	813,000	583,328
Swift Energy
8.875%, 01/15/20	850,000	297,500
7.125%, 06/01/17	494,000	192,660
Talos Production
9.750%, 02/15/18(A)	655,000	563,300
W&T Offshore
8.500%, 06/15/19	710,000	454,400
Whiting Petroleum
6.500%, 10/01/18	455,000	447,038

		12,917,385

FINANCIAL SERVICES — 9.7%
AerCap Ireland Capital
2.750%, 05/15/17(A)	465,000	461,512
Air Lease
4.500%, 01/15/16	700,000	716,625
Aircastle
6.750%, 04/15/17	785,000	837,988
Ally Financial
8.300%, 02/12/15	380,000	380,000
6.250%, 12/01/17	150,000	160,875
3.500%, 07/18/16	815,000	819,075
2.750%, 01/30/17	500,000	497,500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
Alphabet Holding
7.750%, 11/01/17	$195,000	$169,162
CIT Group
4.750%, 02/15/15(A)	930,000	929,279
E*TRADE Financial
6.375%, 11/15/19	390,000	417,300
Felcor Lodging
6.750%, 06/01/19	640,000	667,200
General Motors Financial
4.750%, 08/15/17	575,000	608,781
2.750%, 05/15/16	235,000	237,938
Hub Holdings
8.125%, 07/15/19(A)	410,000	401,800
Icahn Enterprises
4.875%, 03/15/19	360,000	366,300
3.500%, 03/15/17	895,000	890,525
International Lease Finance
8.750%, 03/15/17	860,000	956,879
8.625%, 09/15/15	399,000	414,960
5.750%, 05/15/16	635,000	659,416
Iron Mountain
7.750%, 10/01/19	190,000	203,062
Nationstar Mortgage
9.625%, 05/01/19	865,000	884,463
Navient MTN
8.450%, 06/15/18	100,000	113,061
6.250%, 01/25/16	635,000	657,225
6.000%, 01/25/17	700,000	733,320
Realogy Group
3.375%, 05/01/16(A)	882,000	877,590
Springleaf Finance MTN
6.900%, 12/15/17	765,000	818,550
5.750%, 09/15/16	507,000	527,914
5.400%, 12/01/15	545,000	555,900

		15,964,200

HEALTH CARE — 11.1%
Alere
7.250%, 07/01/18	680,000	714,000
Aviv Healthcare Properties
7.750%, 02/15/19	575,000	598,575
Biomet
6.500%, 08/01/20	345,000	367,856
Centene
5.750%, 06/01/17	1,000,000	1,058,750
CHS
8.000%, 11/15/19	850,000	905,250
5.125%, 08/15/18	350,000	362,425
Convatec Healthcare
10.500%, 12/15/18(A)	400,000	422,040
DaVita HealthCare Partners
6.625%, 11/01/20	745,000	784,112
DJO Finance
8.750%, 03/15/18	915,000	937,875

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
7.750%, 04/15/18	$380,000	$370,500
Endo Finance & Endo Finco
7.000%, 07/15/19(A)	615,000	644,212
Fresenius Medical Care US Finance
6.875%, 07/15/17	500,000	546,250
Fresenius US Finance II
9.000%, 07/15/15(A)	750,000	770,625
HCA
8.000%, 10/01/18	360,000	417,600
6.500%, 02/15/16	680,000	712,572
Health Net
6.375%, 06/01/17	515,000	550,777
HealthSouth
8.125%, 02/15/20	585,000	609,863
7.750%, 09/15/22	350,000	370,125
IASIS Healthcare
8.375%, 05/15/19	570,000	597,075
Immucor
11.125%, 08/15/19	670,000	720,250
Jaguar Holding II
9.500%, 12/01/19(A)	565,000	604,550
Kinetic Concepts
10.500%, 11/01/18	485,000	532,288
MedAssets
8.000%, 11/15/18	480,000	498,600
NBTY
9.000%, 10/01/18	560,000	571,200
Physio-Control International
9.875%, 01/15/19(A)	362,000	386,435
Prospect Medical Holdings
8.375%, 05/01/19(A)	880,000	935,000
Teleflex
6.875%, 06/01/19	530,000	551,200
Tenet Healthcare
8.000%, 08/01/20	725,000	764,875
Valeant Pharmaceuticals
6.875%, 12/01/18(A)	299,000	309,764
Valeant Pharmaceuticals
International
6.750%, 08/15/18(A)	700,000	744,625

		18,359,269

MATERIALS & PROCESSING — 15.8%
Ainsworth Lumber
7.500%, 12/15/17(A)	781,000	807,359
AK Steel
8.750%, 12/01/18	580,000	613,350
Aleris International
7.625%, 02/15/18	648,000	631,800
ArcelorMittal
5.000%, 02/25/17	924,000	960,498
4.250%, 08/05/15	625,000	632,031
Ardagh Packaging Finance
9.125%, 10/15/20(A)	1,100,000	1,166,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
3.241%, 12/15/19(A),(B)	$370,000	$355,200
Ashland
3.000%, 03/15/16	570,000	572,137
BlueScope Steel Finance
7.125%, 05/01/18(A)	465,000	483,507
Boise Cascade
6.375%, 11/01/20	625,000	656,250
Cascades
7.875%, 01/15/20	550,000	573,375
Cemex
5.233%, 09/30/15(A),(B)	525,000	527,861
CEMEX Espana
9.875%, 04/30/19(A)	550,000	599,500
Commercial Metals
7.350%, 08/15/18	520,000	565,500
6.500%, 07/15/17	450,000	473,625
Crown Americas
6.250%, 02/01/21	430,000	453,650
Dynacast International
9.250%, 07/15/19	585,000	626,681
Exopack Holding
10.000%, 06/01/18(A)	605,000	636,762
FMG Resources August 2006 Pty
8.250%, 11/01/19(A)	310,000	275,125
6.000%, 04/01/17(A)	490,000	477,750
Global Brass & Copper
9.500%, 06/01/19	525,000	560,438
Hexion US Finance
8.875%, 02/01/18	815,000	698,862
Ineos Finance
8.375%, 02/15/19(A)	885,000	941,419
7.500%, 05/01/20(A)	225,000	237,937
Jarden
7.500%, 05/01/17	735,000	808,500
Kaiser Aluminum
8.250%, 06/01/20	505,000	544,138
Lafarge
6.500%, 07/15/16	265,000	280,900
Millar Western Forest Products
8.500%, 04/01/21	670,000	688,425
Novelis
8.750%, 12/15/20	705,000	756,113
8.375%, 12/15/17	830,000	862,163
OMNOVA Solutions
7.875%, 11/01/18	360,000	368,100
Owens-Brockway Glass Container
7.375%, 05/15/16	700,000	747,250
Packaging Dynamics
8.750%, 02/01/16(A)	760,000	760,004
Perstorp Holding
8.750%, 05/15/17(A)	360,000	356,400
Polymer Group
7.750%, 02/01/19	774,000	801,090

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Reynolds Group Issuer
9.000%, 04/15/19	$850,000	$877,625
7.875%, 08/15/19	835,000	881,969
Sappi Papier Holding GmbH
8.375%, 06/15/19(A)	630,000	674,100
7.750%, 07/15/17(A)	675,000	724,781
Sealed Air
8.375%, 09/15/21(A)	250,000	280,625
Steel Dynamics
6.125%, 08/15/19	600,000	636,000
Tekni-Plex
9.750%, 06/01/19(A)	507,000	548,828

		26,123,628

PRODUCER DURABLES — 11.2%
Air Canada
8.750%, 04/01/20(A)	355,000	383,400
6.750%, 10/01/19(A)	695,000	737,569
Algeco Scotsman Global Finance
8.500%, 10/15/18(A)	735,000	720,300
Allison Transmission
7.125%, 05/15/19(A)	700,000	729,750
American Axle & Manufacturing
5.125%, 02/15/19	340,000	348,500
Aviation Capital Group
3.875%, 09/27/16(A)	400,000	409,567
BlueLine Rental Finance
7.000%, 02/01/19(A)	500,000	489,687
Bombardier
7.500%, 03/15/18(A)	250,000	253,125
4.250%, 01/15/16(A)	537,000	540,437
Casella Waste Systems
7.750%, 02/15/19	685,000	688,425
Chrysler Group
8.250%, 06/15/21	750,000	834,375
8.000%, 06/15/19	875,000	919,844
CNH Capital
6.250%, 11/01/16	440,000	463,100
3.875%, 11/01/15	450,000	451,688
3.250%, 02/01/17	725,000	718,656
Continental Airlines 2009-1 Pass Through Trust
9.000%, 07/08/16	233,005	254,558
Covanta Holding
7.250%, 12/01/20	700,000	743,750
HD Supply
11.500%, 07/15/20	350,000	399,000
JB Poindexter
9.000%, 04/01/22(A)	380,000	408,500
Koppers
7.875%, 12/01/19	215,000	212,850
Lear
8.125%, 03/15/20	340,000	355,810

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Louisiana-Pacific
7.500%, 06/01/20	$310,000	$330,150
Navistar International
8.250%, 11/01/21	520,000	507,650
Nortek
10.000%, 12/01/18	200,000	210,000
8.500%, 04/15/21	390,000	414,375
Park-Ohio Industries
8.125%, 04/01/21	650,000	692,250
Schaeffler Finance BV
7.750%, 02/15/17(A)	500,000	547,850
Schaeffler Holding Finance BV
6.875%, 08/15/18(A)	525,000	548,625
SPL Logistics Escrow
8.875%, 08/01/20(A)	615,000	638,063
TransDigm
7.500%, 07/15/21	375,000	397,500
Tutor Perini
7.625%, 11/01/18	625,000	647,656
US Airways 2012-1 Class C Pass- Through Trust
9.125%, 10/01/15	111,659	115,008
USG
8.375%, 10/15/18(A)	350,000	365,750
6.300%, 11/15/16	827,000	864,215
WireCo WorldGroup
9.500%, 05/15/17	700,000	693,000
Xerium Technologies
8.875%, 06/15/18	480,000	501,600

		18,536,583

REAL ESTATE INVESTMENT TRUST — 1.0%
iStar Financial
5.875%, 03/15/16	400,000	407,000
4.000%, 11/01/17	385,000	376,338
3.875%, 07/01/16	850,000	852,125

		1,635,463

TECHNOLOGY — 5.9%
Advanced Micro Devices
7.750%, 08/01/20	435,000	414,337
Amkor Technologies
7.375%, 05/01/18	925,000	945,813
CDW
8.500%, 04/01/19	400,000	420,600
Dell
3.100%, 04/01/16	570,000	574,560
Emdeon
11.000%, 12/31/19	865,000	943,931
Epicor Software
8.625%, 05/01/19	590,000	618,025
First Data
12.625%, 01/15/21	200,000	237,250
8.250%, 01/15/21(A)	565,000	602,431

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
7.375%, 06/15/19(A)	$500,000	$524,375
Freescale Semiconductor
8.050%, 02/01/20	171,000	181,260
Infor US
11.500%, 07/15/18	771,880	841,349
Interactive Data
5.875%, 04/15/19(A)	435,000	433,913
j2 Global
8.000%, 08/01/20	285,000	307,800
NXP BV
3.500%, 09/15/16(A)	535,000	537,675
SunGard Data Systems
7.375%, 11/15/18	600,000	623,250
Viasystems
7.875%, 05/01/19(A)	765,000	808,031
Zayo Group
8.125%, 01/01/20	765,000	810,900

		9,825,500

UTILITIES — 9.5%
AES
9.750%, 04/15/16	78,000	84,630
8.000%, 10/15/17	645,000	721,594
Alcatel-Lucent USA
8.875%, 01/01/20(A)	365,000	396,937
4.625%, 07/01/17(A)	390,000	396,337
Altice Finco
9.875%, 12/15/20(A)	365,000	401,500
CenturyLink
6.000%, 04/01/17	555,000	593,850
5.150%, 06/15/17	70,000	73,675
Cincinnati Bell
8.750%, 03/15/18	678,000	695,628
CPI International
8.750%, 02/15/18	425,000	436,688
Frontier Communications
8.250%, 04/15/17	725,000	801,125
8.125%, 10/01/18	285,000	319,556
Intelsat Jackson Holdings
7.250%, 04/01/19	1,236,000	1,291,295
Intelsat Luxembourg
6.750%, 06/01/18	175,000	178,063
Level 3 Financing
9.375%, 04/01/19	130,000	137,800
8.625%, 07/15/20	300,000	327,150
3.826%, 01/15/18(B)	495,000	497,475
NRG Energy
8.250%, 09/01/20	610,000	646,600
7.875%, 05/15/21	615,000	659,587
PAETEC Holding
9.875%, 12/01/18	255,000	269,025
Sprint Communications
9.125%, 03/01/17	795,000	871,519
8.375%, 08/15/17	560,000	607,600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
6.000%, 12/01/16	$840,000	$879,900
Telecom Italia Capital
5.250%, 10/01/15	550,000	558,250
Telesat Canada
6.000%, 05/15/17(A)	750,000	761,250
T-Mobile USA
6.542%, 04/28/20	805,000	833,932
6.464%, 04/28/19	400,000	414,500
Windstream
8.125%, 09/01/18	675,000	703,688
7.875%, 11/01/17(A)	590,000	636,462
Ymobile
8.250%, 04/01/18(A)	460,000	482,425

		15,678,041

Total Corporate Obligations (Cost $165,480,218)		157,293,060

Total Investments— 95.2% (Cost $165,480,218)†		$157,293,060

Percentages are based upon Net Assets of $165,230,717.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2015.

MTN — Medium Term Note

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $165,480,218, and the unrealized appreciation and depreciation were $174,932 and ($8,362,090), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
ARGENTINA — 1.2%
Tenaris	12,295	$173,498

AUSTRALIA — 1.3%
Rio Tinto	3,970	177,031

AUSTRIA — 1.6%
Voestalpine	6,518	232,121

BELGIUM — 2.3%
Anheuser-Busch InBev	2,699	329,185

FRANCE — 4.6%
BNP Paribas	4,502	236,378
Schneider Electric	3,762	282,795
Total	2,713	139,259

		658,432

GEORGIA — 1.5%
Bank of Georgia Holdings	6,725	205,307

GERMANY — 4.0%
Hannover Rueckversicherung	1,075	96,349
Henkel & KGaA	2,669	273,097
SAP	3,119	203,569

		573,015

HONG KONG — 8.0%
AIA Group	24,639	143,028
China Resources Gas Group	66,594	162,088
CNOOC	125,660	166,734
Lenovo Group	189,898	244,511
Samsonite International	49,851	151,292
Wharf Holdings	32,232	261,119

		1,128,772

JAPAN — 7.5%
Astellas Pharma	11,970	184,881
Japan Tobacco	7,664	208,742
Keyence	599	279,995
Nippon Telegraph & Telephone	4,262	252,254
Ship Healthcare Holdings	5,296	131,432

		1,057,304

JERSEY — 1.1%
Randgold Resources ADR	1,881	160,374

NETHERLANDS — 1.9%
ING Groep*	11,290	140,361
Unilever	2,814	122,028

		262,389

COMMON STOCK — continued
	Shares	Value
PANAMA — 1.2%
Copa Holdings, Cl A	1,522	$163,630

PHILIPPINES — 1.5%
Ayala Land	263,343	214,474

SINGAPORE — 0.6%
Keppel	14,207	91,245

SOUTH KOREA — 3.7%
BS Financial Group	11,486	145,184
Halla Visteon Climate Control	3,314	139,507
Samsung Electronics	198	245,797

		530,488

SPAIN — 0.8%
Banco Popular Espanol	26,502	112,022

SWITZERLAND — 4.0%
Roche Holding	1,379	371,665
UBS*	11,499	192,735

		564,400

TAIWAN — 1.5%
Taiwan Semiconductor
Manufacturing	48,509	213,325

THAILAND — 3.7%
BEC World	87,311	137,264
PTT Exploration & Production	37,804	126,035
Thai Union Frozen Products PLC	386,478	256,607

		519,906

TURKEY — 0.9%
Tupras Turkiye Petrol Rafinerileri	5,745	124,516

UNITED KINGDOM — 6.4%
British American Tobacco	2,289	129,137
Informa PLC	24,150	185,689
Lloyds Banking Group	193,574	214,445
Persimmon*	5,996	143,538
Petrofac	9,201	97,481
SABMiller	2,534	138,018

		908,308

UNITED STATES — 38.5%
ACE	2,476	267,309
AGCO	4,156	180,121
AT&T	5,724	188,434
Bristol-Myers Squibb	1,591	95,890
Cameron International*	3,508	157,088
Capital One Financial	3,054	223,583
Caterpillar	2,104	168,257
Dun & Bradstreet	3,175	365,474

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Exxon Mobil	1,456	$127,284
Freeport-McMoRan	3,224	54,195
Generac Holdings*	5,012	219,225
Honeywell International	4,459	435,912
International Business Machines	881	135,066
JPMorgan Chase	8,210	446,460
Kraft Foods Group	4,356	284,621
MetLife	5,505	255,983
Mondelez International, Cl A	4,565	160,871
Moody’s	5,320	485,875
Omnicom Group	4,260	310,128
Raytheon	3,040	304,152
Stanley Black & Decker	2,516	235,623
T. Rowe Price Group	2,341	184,284
Williams	4,040	177,194

		5,463,029

Total Common Stock (Cost $13,029,292)		13,862,771

SHORT-TERM INVESTMENT — 2.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $322,268)	322,268	322,268

Total Investments — 100.1% (Cost $13,351,560) †		$14,185,039

Percentages are based upon Net Assets of $14,175,345.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $13,351,560, and the unrealized appreciation and depreciation were $1,910,246 and $(1,076,767), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
ARGENTINA — 1.2%
Tenaris	5,099	$71,954

AUSTRALIA — 0.9%
Rio Tinto	1,163	51,861

AUSTRIA — 1.8%
Voestalpine	3,021	107,585

BELGIUM — 2.3%
Anheuser-Busch InBev	1,086	132,455

CANADA — 1.3%
Intact Financial	1,163	77,722

FRANCE — 6.2%
BNP Paribas	1,163	61,063
Schneider Electric	1,286	96,671
Total	1,507	77,355
Unibail-Rodamco REIT	461	129,844

		364,933

GEORGIA — 1.5%
Bank of Georgia Holdings	2,808	85,725

GERMANY — 3.8%
Hannover Rueckversicherung	929	83,263
SAP	1,000	65,268
Wincor Nixdorf	1,654	75,798

		224,329

HONG KONG — 8.8%
AIA Group	10,178	59,083
ASM Pacific Technology	7,743	69,997
CNOOC	31,023	41,163
Lenovo Group	74,923	96,470
Samsonite International	20,367	61,811
SmarTone Telecommunications Holdings	69,317	121,533
VTech Holdings	4,791	67,442

		517,499

JAPAN — 4.4%
Astellas Pharma	3,925	60,623
Japan Tobacco	2,604	70,924
Nippon Telegraph & Telephone	1,224	72,445
Ship Healthcare Holdings	2,168	53,804

		257,796

NETHERLANDS — 5.1%
Akzo Nobel	1,045	75,283
ING Groep*	6,016	74,793

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
Koninklijke Philips	3,093	$85,288
Unilever	1,512	65,567

		300,931

NEW ZEALAND — 1.4%
SKY Network Television	19,126	84,097

PANAMA — 1.1%
Copa Holdings, Cl A	600	64,506

PHILIPPINES — 1.5%
Ayala Land	105,434	85,868

SINGAPORE — 1.1%
Keppel	10,059	64,605

SOUTH KOREA — 2.7%
Halla Visteon Climate Control	1,376	57,925
Samsung Electronics GDR	208	99,190

		157,115

SWITZERLAND — 3.7%
Roche Holding	461	124,247
UBS Group*	5,659	94,851

		219,098

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing	19,905	87,535
TSRC	16,257	19,337

		106,872

THAILAND — 4.0%
BEC World	53,926	84,779
Thai Oil	20,148	31,484
Thai Union Frozen Products PLC	182,404	121,109

		237,372

TURKEY — 0.9%
Tupras Turkiye Petrol Rafinerileri	2,521	54,640

UNITED KINGDOM — 6.4%
British American Tobacco	939	52,975
Close Brothers Group	4,445	101,431
Informa PLC	10,193	78,374
Petrofac	3,994	42,315
Segro REIT	9,017	55,839
Vodafone Group	12,192	42,873

		373,807

UNITED STATES — 35.6%
ACE	1,968	212,465
AT&T	2,792	91,913
Bristol-Myers Squibb	2,175	131,087

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Capital One Financial	1,346	$98,541
Dun & Bradstreet	896	103,138
Freeport-McMoRan	2,411	40,529
Honeywell International	1,950	190,632
International Business Machines	361	55,345
JPMorgan Chase	3,705	201,478
Kinder Morgan Energy Partners LP	2,785	114,324
Kraft Foods Group	1,756	114,737
MetLife	2,698	125,457
Mondelez International, Cl A	2,698	95,077
National Retail Properties REIT	2,706	115,925
Raytheon	1,342	134,267
Stanley Black & Decker	998	93,463
T. Rowe Price Group	998	78,563
Verizon Communications	565	25,826
Williams	1,721	75,483

		2,098,250

Total Common Stock (Cost $5,307,982)		5,739,020

SHORT-TERM INVESTMENT — 2.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $121,216)	121,216	121,216

Total Investments — 99.6% (Cost $5,429,198) †		$5,860,236

Percentages are based upon Net Assets of $5,886,110.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

GDR	— Global Depositary Receipt

LP	— Limited Partnership

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $5,429,198, and the unrealized appreciation and depreciation were $816,710 and $(385,672), respectively.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.0%
	Shares	Value
ARGENTINA — 1.1%
Tenaris ADR	19,969	$563,925

BRAZIL — 7.3%
Banco Bradesco	46,811	588,441
Cielo	47,279	704,802
Gerdau	85,810	291,337
Lojas Americanas	130,970	758,999
Lojas Renner	17,127	449,997
Petroleo Brasileiro*	150,044	457,416
Vale	13,170	81,231
Vale ADR, Cl B	39,153	275,245

		3,607,468

CANADA — 0.5%
Yamana Gold	57,295	237,170

CHILE — 1.3%
Enersis	2,108,014	652,686

CHINA — 3.5%
Golden Eagle Retail Group	298,080	355,334
PetroChina, Cl H	630,950	685,149
Tingyi Cayman Islands Holding	281,226	692,694

		1,733,177

EGYPT — 1.8%
Commercial International Bank Egypt	123,936	897,886

GEORGIA — 1.5%
Bank of Georgia Holdings	23,713	723,932

HONG KONG — 16.2%
AIA Group	146,423	849,977
ASM Pacific Technology	67,267	608,097
BOC Hong Kong Holdings	195,502	685,271
China Overseas Land & Investment	228,341	658,419
China Resources Gas Group	243,414	592,463
CNOOC	344,579	457,210
Huabao International Holdings	1,235,068	973,208
Lenovo Group	507,793	653,831
Samsonite International	224,149	680,265
SmarTone Telecommunications Holdings	266,911	467,971
VTech Holdings	49,999	703,824
Wharf Holdings	78,940	639,511

		7,970,047

INDONESIA — 4.3%
Bank Mandiri Persero	774,038	666,762

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
Media Nusantara Citra	2,929,901	$659,198
Telekomunikasi Indonesia Persero	3,532,347	784,172

		2,110,132

JERSEY — 2.0%
Randgold Resources	11,450	982,753

MALAYSIA — 1.0%
British American Tobacco Malaysia .	26,556	482,740

MEXICO — 3.4%
Fomento Economico Mexicano ADR*	7,669	640,822
Genomma Lab Internacional, Cl B*	123,488	194,836
Kimberly-Clark de Mexico, Cl A	276,645	537,805
Wal-Mart de Mexico	169,778	327,448

		1,700,911

PANAMA — 1.2%
Copa Holdings, Cl A	5,397	580,231

PERU — 1.6%
Credicorp	5,517	795,110

PHILIPPINES — 1.6%
Ayala Land	965,799	786,573

POLAND — 1.0%
Powszechna Kasa Oszczednosci Bank Polski	50,691	469,002

SOUTH AFRICA — 5.7%
AVI	86,083	623,809
Impala Platinum Holdings*	55,899	362,679
Massmart Holdings	38,521	548,282
MTN Group	31,535	544,569
Woolworths Holdings	97,950	727,041

		2,806,380

SOUTH KOREA — 7.4%
BS Financial Group	44,945	568,108
Halla Visteon Climate Control	16,839	708,859
Hankook Tire	16,113	774,812
Korea Kolmar	14,488	760,263
Samsung Electronics	655	813,116

		3,625,158

TAIWAN — 7.8%
Giant Manufacturing	88,740	774,523
Largan Precision	9,378	779,851
Taiwan Semiconductor Manufacturing	223,670	983,618
Tripod Technology	368,665	798,232

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
TSRC	431,223	$512,914

		3,849,138

THAILAND — 7.6%
Kasikornbank	125,853	851,476
PTT Exploration & Production	152,527	508,511
Siam Cement	53,772	816,770
Thai Oil	392,695	613,641
Thai Union Frozen Products PLC	1,467,300	974,231

		3,764,629

TURKEY — 7.8%
Emlak Konut Gayrimenkul Yatirim
Ortakligi REIT	605,974	791,301
Enka Insaat ve Sanayi	273,015	551,573
Ford Otomotiv Sanayi	44,657	619,332
Koza Altin Isletmeleri	74,281	587,504
TAV Havalimanlari Holding	87,240	650,742
Tupras Turkiye Petrol Rafinerileri	30,384	658,536

		3,858,988

UNITED KINGDOM — 1.4%
SABMiller	12,738	693,793

Total Common Stock (Cost $46,082,011)		42,891,829

EQUITY LINKED NOTES — 10.0%
INDIA — 10.0%
JPMorgan (convertible to Bharat Forge) 05/16/17*	63,857	1,060,665
JPMorgan (convertible to Bharat Heavy Electricals) 02/16/17*	204,976	961,337
JPMorgan (convertible to Oil & Natural Gas Corporation) 02/08/17*	95,729	543,741
JPMorgan (convertible to Reliance Industries) 02/07/17*	47,466	697,750
JPMorgan (convertible to Tata Consultancy) 02/07/17*	21,684	869,962
JPMorgan (convertible to Titan Industries) 08/14/17*	118,740	820,494

Total Equity Linked Notes (Cost $3,030,627)		4,953,949

SHORT-TERM INVESTMENT — 4.0%
SEI Daily Income Trust, Government
Money Market Fund, Cl A, 0.020% (A) (Cost $1,950,817)	1,950,817	1,950,817

Total Investments— 101.0% (Cost $51,063,455) †		$49,796,595

Percentages are based upon Net Assets of $49,303,458.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $51,063,455, and the unrealized appreciation and depreciation were $5,769,738 and ($7,036,598), respectively.

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$42,891,829	$—	$—	$42,891,829
Equity Linked Notes	—	4,953,949	—	4,953,949
Short-Term Investment	1,950,817	—	—	1,950,817

Total Investments in Securities	$44,842,646	$4,953,949	$—	$49,796,595

‡	For the period ended January 31, 2015, there were Common Stock transfers between Level 2 and Level 1 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.1%
	Shares	Value
CONSUMER DISCRETIONARY — 2.0%
Macquarie Infrastructure Co Trust	1,600	$114,336

ENERGY — 73.7%‡
CONSOL Energy	3,600	104,220
Dominion Midstream Partners (A)	4,900	170,765
Enbridge	3,300	159,819
Enbridge Energy Management LLC	2,900	108,721
Energy Transfer Equity LP (A)	2,825	167,861
EnLink Midstream LLC	4,900	155,036
EQT	1,500	111,660
EQT Midstream Partners LP (A)	1,900	161,215
Kinder Morgan	6,500	266,825
MarkWest Energy Partners LP (A)	1,700	100,181
NextEra Energy Partners LP	4,000	160,360
Occidental Petroleum	1,400	112,000
Oneok	4,500	198,135
Plains GP Holdings LP, Cl A	8,900	232,112
Regency Energy Partners LP (A)	4,350	111,621
SemGroup, Cl A	2,800	188,524
Spectra Energy	5,000	167,200
Summit Midstream Partners LP (A)	4,500	170,775
Sunoco Logistics Partners LP (A)	2,700	112,644
Targa Resources	2,700	234,441
TC Pipelines LP (A)	1,700	115,753
TerraForm Power, Cl A	5,500	178,970
TransCanada	3,800	169,024
Transocean Partners LLC	7,800	114,114
Valero Energy Partners LP (A)	3,350	167,333
VTTI Energy Partners LP	4,700	108,617
Williams	4,900	214,914

		4,262,840

INDUSTRIALS — 4.8%
GasLog Partners LP	4,700	117,500
Teekay	3,700	156,621

		274,121

UTILITIES — 10.6%
National Fuel Gas	2,400	152,232
NGL Energy Partners LP (A)	3,800	107,236
NiSource	3,800	164,388
NRG Yield, Cl A	3,600	190,368

		614,224

Total Common Stock (Cost $5,444,459)		5,265,521

SHORT-TERM INVESTMENT — 6.9%
	Shares	Value
SEI Daily Income Trust, Government
Money Market Fund, Cl A, 0.020% (B) (Cost $402,680)	402,680	$402,680

Total Investments— 98.0% (Cost $5,847,139) †		$5,668,201

Percentages are based upon Net Assets of $5,781,996.

(A)	Securities considered Master Limited Partnerships. At January 31, 2015, these securities amounted $1,385,384 or 24.0% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $5,847,139, and the unrealized appreciation and depreciation were $132,525 and $(311,463), respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of January 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 64.4%
	Face Amount	Value
COMMUNICATIONS — 6.9%
Aegis Merger Sub
10.250%, 02/15/23	$5,000	$4,563
Frontier Communications
9.000%, 08/15/31	20,000	21,600
Level 3 Financing
8.125%, 07/01/19	25,000	26,531
5.625%, 02/01/23(A)	5,000	5,086
Numericable-SFR
6.000%, 05/15/22(A)	20,000	20,458
Sprint
7.125%, 06/15/24	20,000	19,450
T-Mobile USA
6.625%, 04/01/23	25,000	25,938
Windstream
7.500%, 04/01/23	25,000	24,781

		148,407

CONSUMER DISCRETIONARY — 16.9%
ACCO Brands
6.750%, 04/30/20	25,000	26,625
Asbury Automotive Group
6.000%, 12/15/24(A)	10,000	10,350
CCO Holdings
8.125%, 04/30/20	25,000	26,312
Chinos Intermediate Holdings A
7.750%, 05/01/19(A)	15,000	12,675
Consolidated Container
10.125%, 07/15/20(A)	10,000	8,600
Gannett
5.125%, 07/15/20	5,000	5,150
General Motors
6.250%, 10/02/43	20,000	24,905
Hot Topic
9.250%, 06/15/21(A)	25,000	27,062
Interline Brands
10.000%, 11/15/18	20,000	20,950
Kratos Defense & Security Solutions
7.000%, 05/15/19	25,000	20,750
L Brands
6.900%, 07/15/17	20,000	22,200
Men’s Wearhouse
7.000%, 07/01/22(A)	25,000	25,750
NCI Building Systems
8.250%, 01/15/23(A)	5,000	5,088
Sirius XM Radio
6.000%, 07/15/24(A)	25,000	25,688
Sun Products
7.750%, 03/15/21(A)	25,000	22,062
Townsquare Radio
9.000%, 04/01/19(A)	25,000	26,719

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Univision Communications
8.500%, 05/15/21(A)	$25,000	$26,813
West
5.375%, 07/15/22(A)	25,000	23,938

		361,637

CONSUMER STAPLES — 1.6%
Constellation Brands
4.250%, 05/01/23	25,000	25,625
rue21 inc
9.000%, 10/15/21(A)	10,000	7,800

		33,425

ENERGY — 2.9%
Carrizo Oil & Gas
8.625%, 10/15/18	25,000	25,037
Chaparral Energy
7.625%, 11/15/22	15,000	8,700
Halcon Resources
8.875%, 05/15/21	15,000	9,975
Laredo Petroleum
9.500%, 02/15/19	10,000	10,000
Talos Production
9.750%, 02/15/18(A)	10,000	8,600

		62,312

FINANCIAL SERVICES — 9.2%
Ally Financial
5.500%, 02/15/17	25,000	26,187
International Lease Finance
5.750%, 05/15/16	25,000	25,961
Iron Mountain
5.750%, 08/15/24	25,000	25,313
Liberty Mutual Group
7.800%, 03/15/37(A)	10,000	11,750
Linn Energy
7.750%, 02/01/21	5,000	3,775
Nationstar Mortgage
6.500%, 07/01/21	5,000	4,325
Navient MTN
6.000%, 01/25/17	20,000	20,952
OneMain Financial Holdings
7.250%, 12/15/21(A)	25,000	26,000
Oppenheimer Holdings
8.750%, 04/15/18	25,000	26,125
Realogy Group
3.375%, 05/01/16(A)	20,000	19,900
Swift Energy
7.875%, 03/01/22	20,000	7,050

		197,338

HEALTH CARE — 7.9%
Centene
5.750%, 06/01/17	20,000	21,175

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
CHS
5.125%, 08/15/18	$20,000	$20,710
DJO Finance
9.750%, 10/15/17	15,000	14,700
HCA
7.500%, 02/15/22	25,000	29,297
5.000%, 03/15/24	25,000	26,750
NBTY
9.000%, 10/01/18	25,000	25,500
Tenet Healthcare
8.000%, 08/01/20	20,000	21,100
Valeant Pharmaceuticals International
6.375%, 10/15/20(A)	10,000	10,575

		169,807

INFORMATION TECHNOLOGY — 2.6%
Advanced Micro Devices
7.500%, 08/15/22	10,000	9,437
Leidos
5.500%, 07/01/33	10,000	9,657
Open Text
5.625%, 01/15/23(A)	5,000	5,138
Sanmina
4.375%, 06/01/19(A)	10,000	9,850
Unisys
6.250%, 08/15/17	20,000	21,000

		55,082

MATERIALS & PROCESSING — 5.0%
Aruba Investments
8.750%, 02/15/23(A)	5,000	5,075
Ashland
4.750%, 08/15/22	25,000	25,425
Magnetation
11.000%, 05/15/18(A)	25,000	17,578
Reynolds Group Issuer
9.875%, 08/15/19	25,000	26,563
Sealed Air
6.875%, 07/15/33(A)	15,000	15,450
US Concrete
8.500%, 12/01/18	15,000	15,862

		105,953

PRODUCER DURABLES — 5.9%
Casella Waste Systems
7.750%, 02/15/19	25,000	25,125
HD Supply
11.000%, 04/15/20	20,000	22,800
JB Poindexter
9.000%, 04/01/22(A)	25,000	26,875
Navistar International
8.250%, 11/01/21	25,000	24,406

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Park-Ohio Industries
8.125%, 04/01/21	$25,000	$26,625

		125,831

UTILITIES — 5.5%
Calpine
5.500%, 02/01/24	15,000	15,019
CPI International
8.750%, 02/15/18	25,000	25,688
FirstEnergy
7.375%, 11/15/31	20,000	26,200
Intelsat Jackson Holdings
7.250%, 10/15/20	25,000	26,219
Intelsat Luxembourg
7.750%, 06/01/21	25,000	24,781

		117,907

Total Corporate Obligations (Cost $1,378,235)		1,377,699

Total Investments— 64.4% (Cost $1,378,235) †		$1,377,699

Percentages are based upon Net Assets of $2,138,615.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

MTN — Medium Term Note

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,378,235, and the unrealized appreciation and depreciation were $9,222 and ($9,758), respectively.

As of January 31, 2015, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015